SHAREHOLDERS EQUITY (Details Narrative) - USD ($)			12 Months Ended
	May 12, 2020	Jul. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Jul. 15, 2019	Feb. 25, 2019
Ordinary shares authorized		50,000,000	50,000,000	50,000,000	50,000,000		50,000
Ordinary shares par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 1.00
Ordinary sharers issued			5,000,000		6,333,333	3,999,000	1,000
Ordinary sharers outstanding			5,000,000	5,000,000	6,333,333
Description of subdivision of ordinery shares		subdivide the already issued 1,001 shares to 1,001,000 shares at par value of $0.001 per share
Acquisition of 8.8228% non-controlling interest			$ (453,669)	$ 453,669
Acquisition of non-controlling interest			(540,907)
Net income attributable to non-controlling interest			453,669	0
Statutory reserve			379,952	294,158	$ 551,146
Total restricted net assets			$ 4,964,068	$ 4,878,274	$ 8,262,442
Boya Hong Kong [Member]
Ownership interest					100.00%
Initial Public Offering [Member]
Ordinary shares par value	$ 6.00			$ 0.001			$ 1.00
Ordinary sharers issued	1,333,333						1,000
Proceeds from issuance of shares, net	$ 4,800,000
Proceeds from issuance of shares, gross	$ 8,000,000